Related party transactions - Summary of Average Bareboat Charter Rates per Day (Details) $ in Thousands	Dec. 31, 2020 USD ($)
West Taurus
Sale Leaseback Transaction [Line Items]
2021	$ 96
2022	96
2023	181
2024	177
2025 and thereafter	0
West Hercules
Sale Leaseback Transaction [Line Items]
2021	96
2022	96
2023	183
2024	176
2025 and thereafter	0
West Linus
Sale Leaseback Transaction [Line Items]
2021	99
2022	92
2023	189
2024	153
2025 and thereafter	$ 122